Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 756,464	$ 140,001	$ 394,907
Cost of revenue	40,485		236,214
Selling and marketing expenses	12,735	6,360	10,283
Impairment loss on property and equipment			$ 95,471